STATEMENT OF CASH FLOWS (FY)	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (8,247,187)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	7,240,000
Transaction costs allocated to warrant liability	580,000
Interest earned on investments held in Trust Account	(53,249)
Changes in operating assets and liabilities:
Prepaid expenses	(273,852)
Accrued expenses	298,328
Net cash used in operating activities	(455,960)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,796,000
Proceeds from sale of Private Placement Warrants	6,600,000
Proceeds from promissory note - related party	250,000
Repayment of promissory note - related party	(250,000)
Payment of offering costs	(677,806)
Net cash provided by (used in) financing activities	231,743,194
Net Change in Cash	1,287,234
Cash - Beginning of period	0
Cash - End of period	1,287,234
Non-Cash financing activities:
Deferred underwriting fee payable	8,050,000
Offering costs included in accrued offering costs	17,000
Class A Common Stock [Member]
Non-Cash financing activities:
Initial classification of common stock subject to possible redemption	202,384,370
Change in value of common stock subject to possible redemption	$ (7,665,370)